Provisions, income tax liabilities and other liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period	[1]	€ 7,315	€ 7,413
Of which:
Classified in current liabilities		594	631		€ 790
Provisions utilized		(459)	(793)		(522)
Transfers		(425)	(421)		(154)
Currency translation differences		145	(214)		50
Balance, end of period		6,721	7,315	[1]	7,413	[1]
Restructuring Provision
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		1,499	1,390		1,572
Of which:
Classified in non-current liabilities		524	868		600		€ 632
Classified in current liabilities		594	631		790		€ 940
Change in provisions recognized in profit or loss for the period		183	767		760
Provisions utilized		(571)	(663)		(897)
Transfers		1	20		(51)
Unwinding of discount		0	1		3
Currency translation differences		6	(16)		3
Balance, end of period		€ 1,118	€ 1,499		€ 1,390

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.